Intangible assets (Details 1) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Other Intangible Assets Details 1
Land use right of factory land in Shenzhen, Guangdong, PRC	$ 663	$ 780
Land use right of factory land in Xinxing, Guangdong, PRC	1,150	1,150
Total	$ 1,813	$ 1,930